American Century Investments®
Quarterly Portfolio Holdings
Global Bond Fund
July 31, 2025

Global Bond Fund - Schedule of Investments
JULY 31, 2025 (UNAUDITED)

		Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 28.0%
Aerospace and Defense — 0.2%
Axon Enterprise, Inc., 6.125%, 3/15/30(1)		722,000	739,184
Boeing Co., 5.71%, 5/1/40		2,485,000	2,470,173
TransDigm, Inc., 4.625%, 1/15/29		1,490,000	1,457,986
TransDigm, Inc., 4.875%, 5/1/29		1,490,000	1,463,033
			6,130,376
Air Freight and Logistics — 0.2%
GXO Logistics, Inc., 6.25%, 5/6/29		3,835,000	3,990,306
GXO Logistics, Inc., 6.50%, 5/6/34		795,000	834,714
			4,825,020
Automobile Components — 0.0%
ZF North America Capital, Inc., 6.875%, 4/23/32(1)		737,000	688,346
Automobiles — 0.2%
American Honda Finance Corp., 4.95%, 1/9/26		935,000	936,350
Ford Motor Credit Co. LLC, 5.85%, 5/17/27		1,435,000	1,445,390
General Motors Financial Co., Inc., 5.60%, 6/18/31		1,150,000	1,173,900
General Motors Financial Co., Inc., 6.15%, 7/15/35		2,890,000	2,964,003
Hyundai Capital America, 6.50%, 1/16/29(1)		387,000	408,351
			6,927,994
Banks — 6.9%
Abanca Corp. Bancaria SA, 0.75%, 5/28/29	EUR	600,000	637,451
Australia & New Zealand Banking Group Ltd., VRN, 2.57%, 11/25/35(1)		5,045,000	4,421,771
Banco BPM SpA, 3.375%, 1/24/30	EUR	2,400,000	2,812,929
Banco Nacional de Comercio Exterior SNC, VRN, 2.72%, 8/11/31(1)		506,000	488,060
Bank of America Corp., VRN, 5.51%, 1/24/36		1,850,000	1,896,434
Bank of Montreal, VRN, 6.875%, 11/26/85		4,745,000	4,766,353
Bank of Nova Scotia, VRN, 3.625%, 10/27/81		1,380,000	1,288,652
Bank of Nova Scotia, VRN, 8.625%, 10/27/82		4,423,000	4,708,823
Bank of Nova Scotia, VRN, 8.00%, 1/27/84		4,025,000	4,300,769
Banque Federative du Credit Mutuel SA, 5.00%, 1/19/26	GBP	1,500,000	1,986,915
Banque Federative du Credit Mutuel SA, VRN, 4.00%, 1/15/35	EUR	3,000,000	3,480,407
Barclays PLC, VRN, 4.92%, 8/8/30	EUR	3,100,000	3,790,409
Barclays PLC, VRN, 8.41%, 11/14/32	GBP	2,100,000	2,978,615
BNP Paribas SA, VRN, 2.00%, 5/24/31	GBP	3,500,000	4,522,037
BNP Paribas SA, VRN, 4.375%, 3/1/33(1)		3,831,000	3,758,654
BPCE SA, VRN, 2.50%, 11/30/32	GBP	2,000,000	2,494,708
BPCE SA, VRN, 4.125%, 3/8/33	EUR	2,000,000	2,360,383
BPCE SA, VRN, 3.65%, 1/14/37(1)		4,970,000	4,390,752
Caixa Geral de Depositos SA, VRN, 0.375%, 9/21/27	EUR	2,000,000	2,230,137
CaixaBank SA, VRN, 6.25%, 2/23/33	EUR	4,500,000	5,517,517
Canadian Imperial Bank of Commerce, VRN, 7.00%, 10/28/85		6,705,000	6,782,108
Citibank NA, 4.91%, 5/29/30		4,462,000	4,533,322
Citigroup, Inc., VRN, 5.61%, 3/4/56		1,505,000	1,469,519
Commerzbank AG, VRN, 6.50%, 12/6/32	EUR	1,500,000	1,831,445
Credit Agricole Italia SpA, 3.50%, 1/15/30	EUR	9,000,000	10,605,347
Credit Mutuel Arkea SA, VRN, 4.81%, 5/15/35	EUR	3,000,000	3,585,703
European Investment Bank, 3.90%, 6/15/28(1)	CAD	12,184,000	9,009,530
European Union, 0.00%, 7/4/31(2)	EUR	20,800,000	20,394,347
HSBC Holdings PLC, VRN, 1.75%, 7/24/27	GBP	4,500,000	5,780,940

Intesa Sanpaolo SpA, 3.875%, 7/14/27(1)	EUR	1,100,000	1,083,431
Intesa Sanpaolo SpA, VRN, 4.20%, 6/1/32(1)		1,941,000	1,802,040
Intesa Sanpaolo SpA, VRN, 6.18%, 2/20/34		2,500,000	3,105,328
JPMorgan Chase & Co., VRN, 5.10%, 4/22/31		4,475,000	4,577,550
JPMorgan Chase & Co., VRN, 5.77%, 4/22/35		2,762,000	2,897,817
JPMorgan Chase & Co., VRN, 5.58%, 7/23/36		2,185,000	2,218,769
La Banque Postale SA, VRN, 5.625%, 9/21/28	GBP	1,000,000	1,343,530
mBank SA, VRN, 4.03%, 9/27/30	EUR	3,000,000	3,487,617
Mizuho Financial Group, Inc., 2.10%, 4/8/32	EUR	7,000,000	7,439,765
Morgan Stanley Private Bank NA, VRN, 4.73%, 7/18/31		1,915,000	1,924,071
Nationstar Mortgage Holdings, Inc., 7.125%, 2/1/32(1)		3,510,000	3,668,116
NatWest Group PLC, VRN, 2.11%, 11/28/31	GBP	1,900,000	2,430,436
Novo Banco SA, VRN, 9.875%, 12/1/33	EUR	7,000,000	9,485,425
Royal Bank of Canada, VRN, 5.15%, 2/4/31		2,470,000	2,520,029
Royal Bank of Canada, VRN, 4.70%, 8/6/31(3)		2,996,000	2,999,743
Societe Generale SA, VRN, 5.75%, 1/22/32	GBP	3,500,000	4,721,611
Standard Chartered PLC, VRN, 1.20%, 9/23/31	EUR	2,000,000	2,237,975
Sumitomo Mitsui Banking Corp., 2.74%, 2/18/30 (Secured)	EUR	6,000,000	6,834,872
Toronto-Dominion Bank, VRN, 8.125%, 10/31/82		7,030,000	7,427,814
UniCredit SpA, VRN, 5.86%, 6/19/32(1)		3,085,000	3,109,778
Wells Fargo & Co., VRN, 5.56%, 7/25/34		736,000	759,782
Wells Fargo & Co., VRN, 5.61%, 4/23/36		1,090,000	1,123,069
Wells Fargo & Co., VRN, 5.01%, 4/4/51		1,300,000	1,178,909
			205,201,514
Beverages — 0.0%
Anheuser-Busch InBev SA, 1.65%, 3/28/31	EUR	1,000,000	1,063,113
Biotechnology — 0.3%
AbbVie, Inc., 5.35%, 3/15/44		1,212,000	1,185,057
Amgen, Inc., 5.65%, 3/2/53		1,710,000	1,654,674
Biocon Biologics Global PLC, 6.67%, 10/9/29(1)		5,025,000	4,733,486
			7,573,217
Building Products — 0.3%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)		1,906,000	1,867,324
Builders FirstSource, Inc., 4.25%, 2/1/32(1)		4,727,000	4,366,489
Standard Building Solutions, Inc., 6.50%, 8/15/32(1)		1,313,000	1,341,731
Standard Industries, Inc., 4.375%, 7/15/30(1)		670,000	634,754
			8,210,298
Capital Markets — 1.3%
Ares Strategic Income Fund, 5.70%, 3/15/28		1,270,000	1,277,148
Blackstone Private Credit Fund, 5.95%, 7/16/29		570,000	581,585
Blue Owl Capital Corp., 5.95%, 3/15/29		1,259,000	1,262,256
Blue Owl Credit Income Corp., 7.75%, 1/15/29		1,745,000	1,857,189
Citadel Finance LLC, 5.90%, 2/10/30(1)		1,000,000	1,004,639
Goldman Sachs Group, Inc., 4.25%, 1/29/26	GBP	1,400,000	1,848,101
Goldman Sachs Group, Inc., VRN, 6.48%, 10/24/29		745,000	787,749
Goldman Sachs Group, Inc., VRN, 4.69%, 10/23/30		534,000	533,735
Golub Capital BDC, Inc., 7.05%, 12/5/28		1,518,000	1,593,895
Golub Capital Private Credit Fund, 5.45%, 8/15/28(1)		1,950,000	1,943,156
HPS Corporate Lending Fund, 5.45%, 1/14/28		1,495,000	1,498,730
HPS Corporate Lending Fund, 6.25%, 9/30/29		287,000	293,477
LPL Holdings, Inc., 5.15%, 6/15/30		2,885,000	2,919,390
Morgan Stanley, VRN, 6.63%, 11/1/34		2,835,000	3,127,687
Morgan Stanley, VRN, 5.83%, 4/19/35		581,000	609,245
Morgan Stanley, VRN, 5.52%, 11/19/55		590,000	578,390
Northern Trust Corp., VRN, 3.375%, 5/8/32		9,045,000	8,761,077

UBS Group AG, VRN, 3.125%, 6/15/30	EUR	4,000,000	4,602,965
UBS Group AG, VRN, 7.00%, 12/31/99(3)		3,409,000	3,409,000
			38,489,414
Chemicals — 0.4%
Braskem Netherlands Finance BV, 4.50%, 1/10/28(1)		1,632,000	1,246,745
Braskem Netherlands Finance BV, 4.50%, 1/31/30(1)		7,095,000	5,043,993
Celanese U.S. Holdings LLC, 6.67%, 7/15/27		1,950,000	1,999,943
Orbia Advance Corp. SAB de CV, 2.875%, 5/11/31(1)		5,745,000	4,778,605
			13,069,286
Communications Equipment — 0.2%
Cisco Systems, Inc., 5.50%, 2/24/55		1,459,000	1,446,087
Motorola Solutions, Inc., 4.85%, 8/15/30		2,135,000	2,150,223
Motorola Solutions, Inc., 5.20%, 8/15/32		2,195,000	2,225,232
			5,821,542
Construction Materials — 0.1%
Quikrete Holdings, Inc., 6.375%, 3/1/32(1)		1,785,000	1,831,856
Quikrete Holdings, Inc., 6.75%, 3/1/33(1)		2,506,000	2,571,819
			4,403,675
Consumer Finance — 0.6%
Ally Financial, Inc., 8.00%, 11/1/31		4,953,000	5,598,328
Avolon Holdings Funding Ltd., 6.375%, 5/4/28(1)		535,000	557,122
Avolon Holdings Funding Ltd., 5.15%, 1/15/30(1)		1,042,000	1,050,310
Capital One Financial Corp., VRN, 2.36%, 7/29/32		1,627,000	1,385,854
Encore Capital Group, Inc., 9.25%, 4/1/29(1)		1,501,000	1,582,791
OneMain Finance Corp., 6.125%, 5/15/30(3)		1,250,000	1,253,100
OneMain Finance Corp., 7.50%, 5/15/31		1,534,000	1,600,144
PRA Group, Inc., 8.875%, 1/31/30(1)		3,584,000	3,726,643
			16,754,292
Consumer Staples Distribution & Retail — 0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.25%, 3/15/26(1)		6,226,000	6,164,786
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625%, 1/15/27(1)		2,865,000	2,845,019
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26		6,888,000	6,791,328
			15,801,133
Diversified Consumer Services — 0.0%
Leland Stanford Junior University, 4.68%, 3/1/35		500,000	494,217
Massachusetts Institute of Technology, 5.62%, 6/1/55		805,000	825,406
			1,319,623
Diversified REITs — 0.5%
American Assets Trust LP, 3.375%, 2/1/31		2,585,000	2,315,055
Kilroy Realty LP, 3.05%, 2/15/30		1,790,000	1,619,028
Kilroy Realty LP, 2.50%, 11/15/32		765,000	617,371
Kilroy Realty LP, 2.65%, 11/15/33		1,096,000	869,105
Piedmont Operating Partnership LP, 9.25%, 7/20/28		3,694,000	4,068,384
Piedmont Operating Partnership LP, 6.875%, 7/15/29		681,000	712,726
Trust Fibra Uno, 4.87%, 1/15/30(1)		2,097,000	2,001,337
Trust Fibra Uno, 7.70%, 1/23/32(1)		2,753,000	2,911,234
			15,114,240
Diversified Telecommunication Services — 0.4%
Frontier Communications Holdings LLC, 8.625%, 3/15/31(1)		6,640,000	7,040,576
Sprint Capital Corp., 6.875%, 11/15/28		2,999,000	3,207,075
Verizon Communications, Inc., 2.99%, 10/30/56		2,115,000	1,269,483
			11,517,134
Electric Utilities — 1.4%
AEP Transmission Co. LLC, 5.375%, 6/15/35		615,000	625,463
Black Hills Corp., 6.00%, 1/15/35		785,000	816,551

Commonwealth Edison Co., 5.30%, 2/1/53		967,000	913,348
Commonwealth Edison Co., 5.95%, 6/1/55		1,025,000	1,063,718
Duke Energy Corp., 5.00%, 8/15/52		1,475,000	1,288,109
Duke Energy Corp., 5.80%, 6/15/54		1,480,000	1,447,898
Duke Energy Progress LLC, 4.35%, 3/6/27		2,632,000	2,636,174
Duke Energy Progress LLC, 4.15%, 12/1/44		745,000	609,165
Duke Energy Progress LLC, 5.55%, 3/15/55		1,635,000	1,600,878
Electricite de France SA, 6.95%, 1/26/39(1)		4,096,000	4,517,366
Emera, Inc., Series 16-A, VRN, 6.75%, 6/15/76		7,780,000	7,855,738
Florida Power & Light Co., 4.125%, 2/1/42		2,515,000	2,132,700
MidAmerican Energy Co., 5.30%, 2/1/55		1,850,000	1,753,528
Nevada Power Co., VRN, 6.25%, 5/15/55		1,257,000	1,255,367
Niagara Mohawk Power Corp., 4.65%, 10/3/30(1)		1,105,000	1,097,867
Northern States Power Co., 5.10%, 5/15/53		1,035,000	961,329
Northern States Power Co., 5.65%, 5/15/55		1,284,000	1,286,981
NRG Energy, Inc., 2.00%, 12/2/25(1)		2,540,000	2,511,662
Palomino Funding Trust I, 7.23%, 5/17/28(1)		1,895,000	2,002,533
PECO Energy Co., 4.375%, 8/15/52		1,370,000	1,129,417
Public Service Electric & Gas Co., 5.50%, 3/1/55		1,033,000	1,019,172
Southern Co., VRN, 4.00%, 1/15/51		2,500,000	2,490,493
Union Electric Co., 5.45%, 3/15/53		1,045,000	1,002,825
			42,018,282
Electronic Equipment, Instruments and Components — 0.0%
Keysight Technologies, Inc., 5.35%, 7/30/30		1,169,000	1,202,705
Energy Equipment and Services — 0.1%
Enerflex Ltd., 9.00%, 10/15/27(1)		4,186,000	4,325,260
Entertainment — 0.1%
Warnermedia Holdings, Inc., 3.76%, 3/15/27		3,744,000	3,673,370
Warnermedia Holdings, Inc., 3.76%, 3/15/27		338,000	325,008
			3,998,378
Financial Services — 1.4%
Antares Holdings LP, 6.35%, 10/23/29(1)		2,485,000	2,506,150
Atlas Warehouse Lending Co. LP, 6.25%, 1/15/30(1)		4,142,000	4,180,216
Blue Owl Technology Finance Corp., 6.10%, 3/15/28(1)		1,736,000	1,746,664
BPCE SFH SA, 0.125%, 12/3/30	EUR	3,000,000	2,990,653
Cie de Financement Foncier SA, 1.20%, 4/29/31	EUR	3,300,000	3,443,496
Credit Agricole Public Sector SCF SA, 0.125%, 12/8/32	EUR	1,000,000	962,394
Credit Agricole Public Sector SCF SA, 0.125%, 12/8/32	EUR	1,000,000	962,161
Essent Group Ltd., 6.25%, 7/1/29		3,085,000	3,198,606
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)		2,980,000	3,108,607
Nationwide Building Society, 6.125%, 8/21/28	GBP	1,000,000	1,380,988
Nationwide Building Society, VRN, 4.125%, 10/18/32(1)		1,725,000	1,683,303
NMI Holdings, Inc., 6.00%, 8/15/29		3,500,000	3,574,197
PennyMac Financial Services, Inc., 7.125%, 11/15/30(1)		4,675,000	4,823,469
PennyMac Financial Services, Inc., 6.875%, 2/15/33(1)		1,188,000	1,211,672
Rocket Cos., Inc., 6.125%, 8/1/30(1)		2,335,000	2,369,038
Rocket Cos., Inc., 6.375%, 8/1/33(1)		2,440,000	2,491,809
			40,633,423
Food Products — 0.3%
Flowers Foods, Inc., 5.75%, 3/15/35		1,835,000	1,869,905
Mars, Inc., 5.20%, 3/1/35(1)		2,869,000	2,884,341
Mars, Inc., 5.65%, 5/1/45(1)		2,550,000	2,534,437
Mars, Inc., 5.70%, 5/1/55(1)		1,463,000	1,444,916
			8,733,599
Gas Utilities — 0.1%
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/54		592,000	567,297

Excelerate Energy LP, 8.00%, 5/15/30(1)	986,000	1,032,837
Snam SpA, 6.50%, 5/28/55(1)	2,142,000	2,226,778
		3,826,912
Ground Transportation — 0.1%
Ashtead Capital, Inc., 5.95%, 10/15/33(1)	1,948,000	2,022,491
Health Care Equipment and Supplies — 0.2%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	5,768,000	5,888,511
Health Care Providers and Services — 1.0%
Centene Corp., 4.625%, 12/15/29	2,550,000	2,426,555
CVS Health Corp., 6.00%, 6/1/44	1,640,000	1,616,276
CVS Health Corp., VRN, 7.00%, 3/10/55	2,748,000	2,834,122
Icon Investments Six DAC, 6.00%, 5/8/34	1,196,000	1,224,561
IQVIA, Inc., 5.00%, 5/15/27(1)	4,110,000	4,089,419
IQVIA, Inc., 6.25%, 2/1/29	1,715,000	1,793,388
Kaiser Foundation Hospitals, 3.00%, 6/1/51	505,000	325,023
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)	2,576,000	2,651,881
Tenet Healthcare Corp., 6.125%, 10/1/28	1,855,000	1,856,273
Tenet Healthcare Corp., 5.125%, 11/1/27	4,943,000	4,926,087
UnitedHealth Group, Inc., 5.30%, 6/15/35	3,332,000	3,368,364
UnitedHealth Group, Inc., 5.50%, 7/15/44	1,601,000	1,546,644
UnitedHealth Group, Inc., 5.05%, 4/15/53	1,635,000	1,436,528
Universal Health Services, Inc., 5.05%, 10/15/34	920,000	874,930
		30,970,051
Hotels, Restaurants and Leisure — 0.9%
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	3,868,000	3,658,156
Carnival Corp., 4.00%, 8/1/28(1)	2,450,000	2,381,094
Hyatt Hotels Corp., 5.75%, 3/30/32	1,305,000	1,338,958
International Game Technology PLC, 5.25%, 1/15/29(1)	5,930,000	5,888,675
Light & Wonder International, Inc., 7.00%, 5/15/28(1)	2,190,000	2,193,679
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	4,005,000	4,120,588
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(1)	6,857,000	6,974,449
		26,555,599
Household Durables — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.875%, 8/1/33(1)	1,442,000	1,440,093
DR Horton, Inc., 4.85%, 10/15/30	2,059,000	2,071,782
KB Home, 4.80%, 11/15/29	1,658,000	1,621,739
		5,133,614
Independent Power and Renewable Electricity Producers — 0.3%
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 1/31/41(1)	4,692,033	4,807,692
Saavi Energia SARL, 8.875%, 2/10/35(1)	4,015,000	4,183,831
		8,991,523
Industrial Conglomerates — 0.1%
Siemens Financieringsmaatschappij NV, 1.20%, 3/11/26(1)	2,050,000	2,011,348
Insurance — 1.1%
American International Group, Inc., 4.375%, 6/30/50	848,000	701,914
Athene Global Funding, 5.53%, 7/11/31(1)	1,363,000	1,391,750
Beacon Funding Trust, 6.27%, 8/15/54(1)	1,175,000	1,163,782
CNO Financial Group, Inc., 5.25%, 5/30/29	4,350,000	4,389,495
CNO Financial Group, Inc., 6.45%, 6/15/34	1,765,000	1,839,719
F&G Annuities & Life, Inc., 6.50%, 6/4/29	476,000	490,598
Global Atlantic Fin Co., 7.95%, 6/15/33(1)	6,525,000	7,388,449
Liberty Mutual Group, Inc., VRN, 4.125%, 12/15/51(1)	3,655,000	3,557,509
Lincoln National Corp., 7.00%, 6/15/40	1,285,000	1,413,924
MetLife, Inc., 6.40%, 12/15/66	1,825,000	1,902,909
Prudential Financial, Inc., VRN, 6.50%, 3/15/54	1,525,000	1,587,618

Rothesay Life PLC, 7.73%, 5/16/33	GBP	2,900,000	4,207,780
Travelers Cos., Inc., 5.05%, 7/24/35		1,075,000	1,078,092
Travelers Cos., Inc., 5.70%, 7/24/55		1,110,000	1,118,710
			32,232,249
IT Services — 0.2%
CoreWeave, Inc., 9.25%, 6/1/30(1)		4,580,000	4,606,568
Machinery — 0.5%
AGCO Corp., 5.80%, 3/21/34		1,096,000	1,117,564
Caterpillar, Inc., 5.20%, 5/15/35		1,388,000	1,415,812
Chart Industries, Inc., 7.50%, 1/1/30(1)		6,900,000	7,236,589
Nordson Corp., 4.50%, 12/15/29		1,720,000	1,709,927
Weir Group, Inc., 5.35%, 5/6/30(1)		2,675,000	2,711,286
			14,191,178
Marine Transportation — 0.2%
Yinson Bergenia Production BV, 8.50%, 1/31/45(1)		5,809,000	5,998,910
Media — 1.3%
Cox Communications, Inc., 5.70%, 6/15/33(1)		2,352,000	2,368,609
Lamar Media Corp., 3.75%, 2/15/28		4,045,000	3,910,584
Nexstar Media, Inc., 4.75%, 11/1/28(1)		7,580,000	7,373,622
Paramount Global, 4.375%, 3/15/43		3,918,000	2,967,131
Sirius XM Radio LLC, 3.125%, 9/1/26(1)		8,220,000	8,042,112
TEGNA, Inc., 4.75%, 3/15/26(1)		2,156,000	2,150,960
TEGNA, Inc., 4.625%, 3/15/28		5,970,000	5,817,566
TEGNA, Inc., 5.00%, 9/15/29		3,090,000	2,972,922
Time Warner Cable LLC, 6.55%, 5/1/37		3,590,000	3,690,356
			39,293,862
Metals and Mining — 0.4%
CSN Inova Ventures, 6.75%, 1/28/28(1)		5,235,000	4,988,799
Glencore Funding LLC, 5.19%, 4/1/30(1)		3,800,000	3,863,028
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 3/15/34		1,134,000	1,161,321
Rio Tinto Finance USA PLC, 5.75%, 3/14/55		1,025,000	1,026,851
			11,039,999
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(1)		4,400,000	4,275,091
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(1)		9,700,000	10,166,667
			14,441,758
Multi-Utilities — 0.3%
Dominion Energy, Inc., 4.90%, 8/1/41		2,430,000	2,191,148
Engie SA, 5.875%, 4/10/54(1)		1,750,000	1,755,854
NiSource, Inc., 5.35%, 7/15/35		2,881,000	2,891,680
Sempra, 3.25%, 6/15/27		925,000	904,080
WEC Energy Group, Inc., 5.60%, 9/12/26		201,000	203,133
			7,945,895
Oil, Gas and Consumable Fuels — 2.4%
3R Lux SARL, 9.75%, 2/5/31(1)		3,219,000	3,323,617
Cheniere Energy, Inc., 4.625%, 10/15/28		1,540,000	1,532,273
Columbia Pipelines Holding Co. LLC, 5.68%, 1/15/34(1)		1,450,000	1,471,409
Crescent Energy Finance LLC, 8.375%, 1/15/34(1)		804,000	796,398
Enbridge, Inc., VRN, 6.00%, 1/15/77		7,355,000	7,359,475
Encino Acquisition Partners Holdings LLC, 8.75%, 5/1/31(1)		3,330,000	3,676,823
Energy Transfer LP, 6.55%, 12/1/33		2,290,000	2,472,072
Energy Transfer LP, 6.125%, 12/15/45		1,345,000	1,326,130
Eni SpA, 4.25%, 5/19/33	EUR	3,000,000	3,596,359
Eni SpA, 5.95%, 5/15/54(1)		1,389,000	1,340,468
EOG Resources, Inc., 5.95%, 7/15/55		561,000	566,978

Expand Energy Corp., 5.375%, 3/15/30	3,906,000	3,913,093
Expand Energy Corp., 6.75%, 4/15/29(1)	900,000	908,037
Geopark Ltd., 8.75%, 1/31/30(1)	2,149,000	1,859,562
Matador Resources Co., 6.50%, 4/15/32(1)	2,475,000	2,484,492
Northern Natural Gas Co., 5.625%, 2/1/54(1)	615,000	587,731
Occidental Petroleum Corp., 6.45%, 9/15/36	640,000	651,861
Petroleos Mexicanos, 5.35%, 2/12/28	11,527,000	11,246,144
Petroleos Mexicanos, 6.84%, 1/23/30	854,000	840,920
Petroleos Mexicanos, 5.95%, 1/28/31	15,650,000	14,536,066
SM Energy Co., 6.75%, 9/15/26	4,022,000	4,034,243
Southern Natural Gas Co. LLC, 5.45%, 8/1/35(1)	1,056,000	1,058,354
Sunoco LP, 7.00%, 5/1/29(1)	2,571,000	2,663,178
		72,245,683
Paper and Forest Products — 0.1%
Louisiana-Pacific Corp., 3.625%, 3/15/29(1)	2,524,000	2,406,603
Passenger Airlines — 0.8%
American Airlines, Inc., 7.25%, 2/15/28(1)	2,910,000	2,972,153
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	5,782,743	5,781,084
Delta Air Lines, Inc., 4.95%, 7/10/28	2,570,000	2,583,007
Grupo Aeromexico SAB de CV, 8.25%, 11/15/29(1)	4,875,000	4,809,188
United Airlines, Inc., 4.375%, 4/15/26(1)	7,717,000	7,676,009
		23,821,441
Pharmaceuticals — 0.0%
Bristol-Myers Squibb Co., 5.55%, 2/22/54	1,475,000	1,427,708
Real Estate Management and Development — 0.1%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 4/15/30(1)	2,101,000	2,189,893
Semiconductors and Semiconductor Equipment — 0.5%
Foundry JV Holdco LLC, 5.50%, 1/25/31(1)	2,455,000	2,507,351
Foundry JV Holdco LLC, 5.90%, 1/25/33(1)	847,000	871,171
Foundry JV Holdco LLC, 5.875%, 1/25/34(1)	730,000	737,816
Foundry JV Holdco LLC, 6.10%, 1/25/36(1)	1,141,000	1,167,368
Foundry JV Holdco LLC, 6.30%, 1/25/39(1)	1,210,000	1,247,082
Intel Corp., 3.90%, 3/25/30	2,090,000	2,012,040
Intel Corp., 5.15%, 2/21/34	1,065,000	1,053,865
Intel Corp., 5.60%, 2/21/54	881,000	778,996
Micron Technology, Inc., 5.30%, 1/15/31	3,345,000	3,414,782
		13,790,471
Software — 0.5%
AppLovin Corp., 5.125%, 12/1/29	903,000	914,094
AppLovin Corp., 5.375%, 12/1/31	867,000	883,809
AppLovin Corp., 5.50%, 12/1/34	2,900,000	2,934,805
Oracle Corp., 3.60%, 4/1/40	4,373,000	3,453,330
Oracle Corp., 5.50%, 9/27/64	820,000	733,190
Synopsys, Inc., 5.00%, 4/1/32	5,402,000	5,459,719
		14,378,947
Specialized REITs — 0.2%
EPR Properties, 4.95%, 4/15/28	2,250,000	2,251,602
EPR Properties, 3.75%, 8/15/29	835,000	793,556
VICI Properties LP, 5.75%, 4/1/34	310,000	317,371
VICI Properties LP/VICI Note Co., Inc., 4.125%, 8/15/30(1)	2,765,000	2,643,092
		6,005,621
Specialty Retail — 0.2%
Advance Auto Parts, Inc., 7.00%, 8/1/30(1)(3)	2,216,000	2,228,662
Advance Auto Parts, Inc., 7.375%, 8/1/33(1)(3)	2,960,000	2,977,716

Home Depot, Inc., 5.30%, 6/25/54	985,000	939,061
		6,145,439
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc., 4.50%, 5/12/32	4,300,000	4,327,445
Dell International LLC/EMC Corp., 5.30%, 4/1/32	1,377,000	1,405,543
		5,732,988
Trading Companies and Distributors — 0.1%
Aircastle Ltd., 5.95%, 2/15/29(1)	305,000	315,621
Herc Holdings, Inc., 5.50%, 7/15/27(1)	1,168,000	1,164,168
Herc Holdings, Inc., 7.25%, 6/15/33(1)	2,613,000	2,707,719
		4,187,508
Wireless Telecommunication Services — 0.1%
U.S. Cellular Corp., 6.70%, 12/15/33	3,853,000	4,057,402
TOTAL CORPORATE BONDS (Cost $823,946,963)		835,362,036
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 18.8%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.0%
FNMA, VRN, 3.18%, (1-year RFUCC plus 1.61%), 3/1/47	514,410	509,502
FNMA, VRN, 3.10%, (1-year RFUCC plus 1.61%), 4/1/47	308,155	304,863
		814,365
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 18.8%
FHLMC, 2.00%, 6/1/36	4,356,559	3,998,240
FHLMC, 6.00%, 2/1/38	556	582
FHLMC, 3.50%, 2/1/49	6,957,620	6,355,564
FHLMC, 3.50%, 5/1/50	4,545,564	4,102,738
FHLMC, 2.50%, 10/1/50	5,618,998	4,615,644
FHLMC, 3.50%, 5/1/51	9,414,101	8,511,118
FHLMC, 2.50%, 5/1/51	153,758	127,400
FHLMC, 2.00%, 8/1/51	17,089,203	13,504,782
FHLMC, 3.00%, 12/1/51	5,835,208	5,015,058
FHLMC, 3.50%, 5/1/52	881,105	789,060
FHLMC, 3.50%, 5/1/52	299,224	270,305
FHLMC, 4.00%, 5/1/52	301,599	278,949
FHLMC, 5.00%, 8/1/52	6,194,981	6,073,429
FHLMC, 4.50%, 10/1/52	4,951,366	4,708,205
FHLMC, 6.00%, 11/1/52	5,543,293	5,641,170
FHLMC, 6.00%, 1/1/53	4,175,539	4,249,041
FHLMC, 6.00%, 8/1/53	5,257,309	5,393,890
FHLMC, 6.50%, 11/1/53	5,067,804	5,247,209
FHLMC, 5.50%, 4/1/54	10,300,130	10,320,929
FNMA, 2.00%, 5/1/36	5,125,074	4,713,806
FNMA, 3.50%, 10/1/40	678,270	633,758
FNMA, 4.50%, 9/1/41	4,828	4,751
FNMA, 3.50%, 5/1/42	13,912	12,939
FNMA, 4.00%, 2/1/46	95,226	89,585
FNMA, 4.00%, 3/1/50	6,847,691	6,351,111
FNMA, 2.50%, 6/1/50	8,469,740	7,039,850
FNMA, 2.50%, 10/1/50	5,548,384	4,579,498
FNMA, 2.50%, 12/1/50	6,918,769	5,682,643
FNMA, 2.50%, 2/1/51	1,142,790	950,346
FNMA, 4.00%, 3/1/51	7,141,850	6,696,274
FNMA, 4.00%, 3/1/51	9,201,049	8,588,546
FNMA, 2.50%, 12/1/51	5,455,899	4,528,801
FNMA, 2.50%, 2/1/52	2,182,503	1,808,221
FNMA, 3.00%, 2/1/52	5,439,483	4,713,422

FNMA, 2.50%, 3/1/52		14,115,705	11,725,643
FNMA, 3.00%, 4/1/52		15,116,989	13,189,571
FNMA, 3.50%, 4/1/52		185,854	166,368
FNMA, 3.50%, 5/1/52		549,901	499,895
FNMA, 4.00%, 5/1/52		6,659,063	6,158,272
FNMA, 3.50%, 5/1/52		8,982,892	8,061,815
FNMA, 3.50%, 5/1/52		5,593,819	5,018,162
FNMA, 3.50%, 5/1/52		611,800	548,808
FNMA, 3.00%, 5/1/52		242,513	211,543
FNMA, 3.00%, 6/1/52		92,257	80,498
FNMA, 3.00%, 6/1/52		13,579,769	11,767,198
FNMA, 5.00%, 8/1/52		2,646,240	2,597,258
FNMA, 4.50%, 9/1/52		5,940,501	5,675,532
FNMA, 5.00%, 10/1/52		9,661,960	9,490,553
FNMA, 5.50%, 10/1/52		3,977,638	3,968,247
FNMA, 5.00%, 1/1/53		11,245,341	11,013,364
FNMA, 5.50%, 1/1/53		4,814,799	4,806,001
FNMA, 6.50%, 1/1/53		6,788,940	7,032,410
FNMA, 5.50%, 3/1/53		11,690,228	11,741,337
FNMA, 4.50%, 6/1/53		11,766,412	11,316,753
FNMA, 4.50%, 8/1/53		13,405,631	12,846,840
FNMA, 6.00%, 9/1/53		4,218,630	4,315,869
FNMA, 6.00%, 9/1/53		4,422,888	4,495,102
FNMA, 5.50%, 3/1/54		12,172,729	12,137,089
FNMA, 6.00%, 5/1/54		5,776,522	5,870,394
GNMA, 4.00%, TBA		15,935,000	14,677,542
GNMA, 5.50%, TBA		32,200,000	32,123,155
GNMA, 2.50%, TBA		17,047,000	14,338,247
GNMA, 6.00%, 7/15/33		1,316	1,344
GNMA, 5.00%, 10/15/39		3,117	3,140
GNMA, 4.50%, 10/15/39		1,725	1,678
GNMA, 4.50%, 1/15/40		2,526	2,461
GNMA, 4.00%, 12/15/40		2,782	2,612
GNMA, 4.50%, 12/15/40		8,708	8,461
GNMA, 3.50%, 6/20/42		1,565,432	1,449,538
GNMA, 3.00%, 5/20/50		1,067,661	937,294
GNMA, 3.00%, 7/20/50		2,821,951	2,475,624
GNMA, 2.50%, 2/20/51		6,222,366	5,248,025
GNMA, 3.50%, 6/20/51		2,417,598	2,186,585
GNMA, 3.00%, 7/20/51		8,208,292	7,187,950
GNMA, 2.00%, 12/20/51		15,278,192	12,346,958
GNMA, 4.00%, 9/20/52		9,690,753	9,008,695
GNMA, 4.50%, 9/20/52		4,465,332	4,265,329
GNMA, 4.50%, 10/20/52		9,901,178	9,463,774
GNMA, 5.00%, 12/20/54		4,437,958	4,338,567
UMBS, 5.00%, TBA		58,870,000	57,305,945
UMBS, 5.50%, TBA		72,356,000	71,984,235
			559,688,545
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $568,110,674)			560,502,910
SOVEREIGN GOVERNMENTS AND AGENCIES — 18.4%
Australia — 0.9%
Australia Government Bonds, 1.75%, 6/21/51	AUD	4,300,000	1,466,948
New South Wales Treasury Corp., 1.50%, 2/20/32	AUD	5,800,000	3,140,831
New South Wales Treasury Corp., 2.00%, 3/8/33	AUD	6,000,000	3,239,843

Queensland Treasury Corp., 4.50%, 8/22/35(1)	AUD	18,850,000	11,705,227
Treasury Corp. of Victoria, 4.25%, 12/20/32	AUD	3,600,000	2,282,654
Treasury Corp. of Victoria, 2.25%, 9/15/33	AUD	6,900,000	3,714,911
			25,550,414
Austria — 1.8%
Republic of Austria Government Bonds, 3.45%, 10/20/30(1)	EUR	46,000,000	54,863,604
Belgium — 1.9%
Kingdom of Belgium Government Bonds, 2.85%, 10/22/34(1)	EUR	19,500,000	21,761,439
Kingdom of Belgium Government Bonds, 5.00%, 3/28/35(1)	EUR	18,000,000	23,681,084
Kingdom of Belgium Government Bonds, 4.25%, 3/28/41(1)	EUR	3,716,000	4,533,483
Kingdom of Belgium Government Bonds, 1.60%, 6/22/47(1)	EUR	5,586,000	4,250,659
Kingdom of Belgium Government Bonds, 3.30%, 6/22/54(1)	EUR	1,450,000	1,448,110
			55,674,775
Brazil — 0.2%
Brazil Government International Bonds, 6.625%, 3/15/35		5,627,000	5,661,959
Canada — 0.9%
Canada Government Bonds, 2.00%, 12/1/51	CAD	2,180,000	1,112,640
Canada Housing Trust No. 1, 3.10%, 6/15/28(1)	CAD	28,540,000	20,710,244
Province of Quebec, 3.50%, 12/1/48	CAD	7,300,000	4,404,604
			26,227,488
China — 3.8%
China Government Bonds, 2.64%, 1/15/28	CNY	129,000,000	18,456,676
China Government Bonds, 2.54%, 12/25/30	CNY	277,000,000	40,316,364
China Government Bonds, 2.67%, 11/25/33	CNY	88,000,000	13,116,918
China Government Bonds, 2.67%, 11/25/33	CNY	50,000,000	7,452,364
China Government Bonds, 3.81%, 9/14/50	CNY	57,000,000	10,751,096
China Government Bonds, 2.19%, 9/25/54	CNY	118,000,000	17,176,408
China Government Bonds, 2.19%, 9/25/54	CNY	48,000,000	6,985,748
			114,255,574
Colombia — 0.1%
Colombia Government International Bonds, 8.00%, 11/14/35		880,000	904,200
Colombia TES, 7.00%, 6/30/32	COP	11,500,000,000	2,164,924
			3,069,124
Czech Republic — 0.2%
Czech Republic Government Bonds, 0.25%, 2/10/27	CZK	138,700,000	6,133,954
Denmark — 0.2%
Denmark Government Bonds, 0.50%, 11/15/29	DKK	35,000,000	5,024,880
Germany — 0.1%
Bundesrepublik Deutschland Bundesanleihe, 1.25%, 8/15/48	EUR	1,200,000	953,664
Bundesrepublik Deutschland Bundesanleihe, 1.80%, 8/15/53	EUR	3,330,000	2,856,143
			3,809,807
Indonesia — 0.4%
Indonesia Treasury Bonds, 6.625%, 2/15/34	IDR	181,530,000,000	11,077,913
Israel — 0.1%
Israel Government Bonds - Fixed, 2.80%, 11/29/52	ILS	10,000,000	2,133,072
Italy — 0.5%
Italy Buoni Poliennali Del Tesoro, 2.50%, 12/1/32	EUR	3,250,000	3,566,674
Italy Buoni Poliennali Del Tesoro, 1.80%, 3/1/41(1)	EUR	1,500,000	1,291,682
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(1)	EUR	7,519,000	9,398,086
Italy Buoni Poliennali Del Tesoro, 1.70%, 9/1/51(1)	EUR	500,000	351,711
			14,608,153
Japan — 3.5%
Japan Government Forty Year Bonds, 1.40%, 3/20/55	JPY	625,000,000	2,827,474
Japan Government Thirty Year Bonds, 2.40%, 3/20/37	JPY	231,950,000	1,641,161
Japan Government Thirty Year Bonds, 2.00%, 9/20/41	JPY	1,234,500,000	7,906,074

Japan Government Thirty Year Bonds, 1.40%, 12/20/45	JPY	1,673,400,000	9,053,634
Japan Government Thirty Year Bonds, 0.40%, 3/20/50	JPY	700,000,000	2,660,042
Japan Government Thirty Year Bonds, 0.70%, 6/20/51	JPY	716,000,000	2,852,152
Japan Government Thirty Year Bonds, 0.70%, 9/20/51	JPY	1,350,000,000	5,337,844
Japan Government Thirty Year Bonds, 0.70%, 12/20/51	JPY	1,790,000,000	7,017,202
Japan Government Thirty Year Bonds, 1.00%, 3/20/52	JPY	297,300,000	1,265,914
Japan Government Thirty Year Bonds, 1.30%, 6/20/52	JPY	380,000,000	1,748,782
Japan Government Thirty Year Bonds, 1.60%, 12/20/52	JPY	300,000,000	1,478,061
Japan Government Thirty Year Bonds, 1.40%, 3/20/53	JPY	657,000,000	3,062,889
Japan Government Thirty Year Bonds, 1.20%, 6/20/53	JPY	1,853,500,000	8,143,564
Japan Government Thirty Year Bonds, 1.80%, 9/20/53	JPY	1,000,000,000	5,119,251
Japan Government Thirty Year Bonds, 1.80%, 3/20/54	JPY	1,120,000,000	5,687,329
Japan Government Thirty Year Bonds, 2.20%, 6/20/54	JPY	680,000,000	3,786,413
Japan Government Twenty Year Bonds, 0.60%, 9/20/37	JPY	1,222,000,000	7,027,661
Japan Government Twenty Year Bonds, 0.50%, 6/20/38	JPY	931,000,000	5,182,644
Japan Government Twenty Year Bonds, 0.70%, 9/20/38	JPY	906,000,000	5,146,212
Japan Government Twenty Year Bonds, 0.30%, 12/20/39	JPY	1,078,800,000	5,576,444
Japan Government Twenty Year Bonds, 0.50%, 12/20/41	JPY	831,000,000	4,178,214
Japan Government Twenty Year Bonds, 1.10%, 9/20/42	JPY	835,000,000	4,574,575
Japan Government Twenty Year Bonds, 1.10%, 6/20/43	JPY	500,000,000	2,693,852
			103,967,388
Malaysia — 0.3%
Malaysia Government Bonds, 4.70%, 10/15/42	MYR	31,900,000	8,365,837
Mexico — 0.3%
Mexico Bonos, 7.75%, 5/29/31	MXN	158,230,000	7,964,636
New Zealand — 1.2%
New Zealand Government Bonds, 1.75%, 5/15/41	NZD	6,040,000	2,306,220
New Zealand Government Bonds, 4.50%, 5/15/35	NZD	58,750,000	34,563,641
			36,869,861
Norway — 0.0%
Norway Government Bonds, 1.75%, 2/17/27(1)	NOK	2,800,000	263,566
Poland — 0.1%
Republic of Poland Government Bonds, 1.75%, 4/25/32	PLN	16,300,000	3,515,433
Saudi Arabia — 0.5%
Saudi Government International Bonds, 3.375%, 3/5/32(1)	EUR	14,250,000	16,346,972
Singapore — 0.1%
Singapore Government Bonds, 2.875%, 7/1/29	SGD	4,240,000	3,396,370
Spain — 0.3%
Spain Government Bonds, 1.85%, 7/30/35(1)	EUR	2,200,000	2,223,538
Spain Government Bonds, 2.70%, 10/31/48(1)	EUR	7,100,000	6,639,631
			8,863,169
Sweden — 0.1%
Sweden Government Bonds, 1.75%, 11/11/33	SEK	29,000,000	2,837,354
Sweden Government Bonds, 3.50%, 3/30/39	SEK	15,600,000	1,756,931
			4,594,285
Thailand — 0.3%
Thailand Government Bonds, 1.59%, 12/17/35	THB	306,000,000	9,457,462
United Kingdom — 0.6%
U.K. Gilts, 1.75%, 9/7/37	GBP	9,375,000	8,981,390
U.K. Gilts, 4.50%, 12/7/42	GBP	954,000	1,164,086
U.K. Gilts, 4.25%, 12/7/49	GBP	3,720,000	4,186,770
U.K. Gilts, 4.25%, 12/7/55	GBP	3,780,000	4,159,233
			18,491,479
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $609,528,547)			550,187,175

COLLATERALIZED MORTGAGE OBLIGATIONS — 9.7%
Private Sponsor Collateralized Mortgage Obligations — 9.4%
Chase Home Lending Mortgage Trust, Series 2024-10, Class A4, VRN, 6.00%, 10/25/55(1)	7,763,649	7,811,670
Chase Home Lending Mortgage Trust, Series 2024-2, Class A4A, SEQ, VRN, 6.00%, 2/25/55(1)	3,173,645	3,193,093
Chase Home Lending Mortgage Trust, Series 2024-3, Class A4, SEQ, VRN, 6.00%, 2/25/55(1)	8,385,077	8,446,714
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(1)	8,709,068	8,705,059
Chase Home Lending Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 9/25/55(1)	3,563,277	3,555,971
Citigroup Mortgage Loan Trust, Series 2024-1, Class A7A, VRN, 6.00%, 7/25/54(1)	7,520,159	7,573,485
Citigroup Mortgage Loan Trust, Series 2024-CMI1, Class A11, VRN, 5.50%, 6/25/54(1)	12,405,811	12,383,877
Deephaven Residential Mortgage Trust, Series 2020-2, Class B1, VRN, 6.39%, 5/25/65(1)	4,482,000	4,565,834
GCAT Trust, Series 2024-INV3, Class A6, SEQ, VRN, 5.50%, 9/25/54(1)	12,135,094	12,136,284
GS Mortgage-Backed Securities Trust, Series 2024-PJ5, Class A15, SEQ, VRN, 6.00%, 9/25/54(1)	8,203,178	8,252,376
GS Mortgage-Backed Securities Trust, Series 2024-PJ7, Class A7, SEQ, VRN, 5.50%, 11/25/54(1)	10,010,342	9,972,589
GS Mortgage-Backed Securities Trust, Series 2025-PJ5, Class A5, VRN, 5.50%, 10/25/55(1)	7,745,547	7,724,419
GS Mortgage-Backed Securities Trust, Series 2025-PJ6, Class A4, VRN, 6.00%, 11/25/55(1)	8,007,685	8,068,197
JP Morgan Mortgage Trust, Series 2023-7, Class A4A, SEQ, VRN, 5.50%, 2/25/54(1)	9,448,230	9,433,698
JP Morgan Mortgage Trust, Series 2023-8, Class A4, SEQ, VRN, 6.00%, 2/25/54(1)	3,349,285	3,369,299
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(1)	7,805,289	7,795,135
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(1)	5,710,132	5,692,153
JP Morgan Mortgage Trust, Series 2024-11, Class A4, VRN, 6.00%, 4/25/55(1)	11,848,273	11,919,197
JP Morgan Mortgage Trust, Series 2024-11, Class A6, SEQ, VRN, 6.00%, 4/25/55(1)	4,829,104	4,846,900
JP Morgan Mortgage Trust, Series 2024-12, Class A4, VRN, 6.00%, 6/25/55(1)	7,630,768	7,691,127
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(1)	5,416,305	5,424,556
JP Morgan Mortgage Trust, Series 2024-8, Class A6A, SEQ, VRN, 5.50%, 1/25/55(1)	7,757,515	7,749,942
JP Morgan Mortgage Trust, Series 2024-CCM1, Class A4A, SEQ, VRN, 5.50%, 4/25/55(1)	6,056,236	6,050,551
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, SEQ, VRN, 6.00%, 4/25/55(1)	7,025,387	7,077,809
JP Morgan Mortgage Trust, Series 2025-5MPR, Class A1D, 5.50%, 11/25/55(1)	7,808,105	7,796,974
JP Morgan Mortgage Trust, Series 2025-CCM1, Class A4, SEQ, VRN, 5.50%, 6/25/55(1)	10,978,451	10,971,037
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-4, Class A4, VRN, 6.00%, 11/25/53(1)	3,710,195	3,713,867
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-3, Class A2, VRN, 6.00%, 7/25/54(1)	4,991,680	4,999,693
OBX Trust, Series 2024-J1, Class A5, SEQ, VRN, 5.50%, 9/25/54(1)	5,016,989	5,008,012
Provident Funding Mortgage Trust, Series 2024-1, Class A3, VRN, 5.50%, 12/25/54(1)	11,788,490	11,779,720
Provident Funding Mortgage Trust, Series 2025-2, Class A4, SEQ, VRN, 5.50%, 6/25/55(1)	10,029,207	9,991,849
Rate Mortgage Trust, Series 2024-J3, Class A8, SEQ, VRN, 5.50%, 10/25/54(1)	2,979,416	2,971,145
Rate Mortgage Trust, Series 2025-J1, Class A4, VRN, 6.00%, 3/25/55(1)	7,322,161	7,371,522
Sequoia Mortgage Trust, Series 2024-10, Class A11, VRN, 5.50%, 11/25/54(1)	3,368,504	3,357,852
Sequoia Mortgage Trust, Series 2024-10, Class A5, SEQ, VRN, 5.50%, 11/25/54(1)	4,638,560	4,632,431
Sequoia Mortgage Trust, Series 2024-8, Class A11, SEQ, VRN, 5.50%, 9/25/54(1)	8,533,474	8,502,897
Sequoia Mortgage Trust, Series 2024-8, Class A5, SEQ, VRN, 5.50%, 9/25/54(1)	10,703,061	10,685,378
Sequoia Mortgage Trust, Series 2024-9, Class A5, SEQ, VRN, 5.50%, 10/25/54(1)	6,377,331	6,370,900
Verus Securitization Trust, Series 2023-8, Class A2, 6.66%, 12/25/68(1)	2,226,124	2,245,888
		279,839,100
U.S. Government Agency Collateralized Mortgage Obligations — 0.3%
FNMA, Series 2022-R09, Class 2M1, VRN, 6.85%, (30-day average SOFR plus 2.50%), 9/25/42(1)	1,381,728	1,403,219
FNMA, Series 2023-R05, Class 1M1, VRN, 6.25%, (30-day average SOFR plus 1.90%), 6/25/43(1)	5,038,211	5,089,872
FNMA, Series 2024-R01, Class 1M1, VRN, 5.40%, (30-day average SOFR plus 1.05%), 1/25/44(1)	3,947,008	3,947,411
		10,440,502
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $289,857,396)		290,279,602
CONVERTIBLE PREFERRED SECURITIES — 9.1%
Banks — 7.7%
Australia & New Zealand Banking Group Ltd., 6.75%(1)	8,350,000	8,476,274
Banco Bilbao Vizcaya Argentaria SA, 6.125%	7,400,000	7,352,747
Banco de Sabadell SA, 5.00%	3,000,000	3,461,301
Banco Mercantil del Norte SA, 5.875%(1)	2,120,000	2,074,278

Banco Mercantil del Norte SA, 7.50%(1)	2,254,000	2,260,642
Banco Santander SA, 4.125%	1,000,000	1,129,188
Banco Santander SA, 4.75%	14,400,000	14,119,573
Barclays PLC, 6.375%	2,500,000	3,321,981
Barclays PLC, 6.125%	11,505,000	11,533,757
BNP Paribas SA, 8.50%(1)	4,063,000	4,342,465
BNP Paribas SA, 7.375%	2,400,000	3,037,160
BNP Paribas SA, 4.625%(1)	9,110,000	8,943,271
Commerzbank AG, 4.25%	7,000,000	7,893,175
Cooperatieve Rabobank UA, 3.25%	5,400,000	6,086,326
Cooperatieve Rabobank UA, 3.10%	1,200,000	1,317,238
Credit Agricole SA, 7.25%	3,000,000	3,707,290
Credit Agricole SA, 8.125%(1)	9,335,000	9,445,480
Danske Bank AS, 4.375%	11,100,000	10,968,465
Erste Group Bank AG, 4.25%	7,000,000	7,950,891
HSBC Holdings PLC, 6.00%	13,180,000	13,214,110
ING Groep NV, 5.75%	14,500,000	14,466,092
Intesa Sanpaolo SpA, 5.875%	1,000,000	1,200,152
Intesa Sanpaolo SpA, 7.70%(1)	13,810,000	13,879,022
La Banque Postale SA, 3.875%	2,000,000	2,271,623
Lloyds Banking Group PLC, 6.75%	1,584,000	1,600,047
Lloyds Banking Group PLC, 7.50%	9,646,000	9,681,941
Macquarie Bank Ltd., 6.125%(1)	5,289,000	5,345,582
NatWest Group PLC, 5.125%	2,000,000	2,600,784
NatWest Group PLC, 6.00%	3,990,000	4,005,844
Nordea Bank Abp, 6.625%(1)	14,035,000	14,148,220
Skandinaviska Enskilda Banken AB, 6.875%	7,200,000	7,368,905
Societe Generale SA, 7.875%	2,000,000	2,496,351
Societe Generale SA, 4.75%(1)	7,412,000	7,341,630
Societe Generale SA, 9.375%(1)	3,160,000	3,390,026
UniCredit SpA, 3.875%	7,700,000	8,693,630
		229,125,461
Capital Markets — 0.9%
Deutsche Bank AG, 7.125%	6,500,000	8,623,389
Deutsche Bank AG, 6.00%	9,600,000	9,586,327
UBS Group AG, 9.25%(1)	9,500,000	10,450,295
		28,660,011
Insurance — 0.5%
Allianz SE, 3.50%(1)	11,200,000	11,074,318
CNP Assurances SACA, 4.75%	3,500,000	4,034,196
		15,108,514
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $264,285,598)		272,893,986
U.S. TREASURY SECURITIES — 5.8%
U.S. Treasury Notes, 5.00%, 8/31/25(4)	28,342,000	28,352,761
U.S. Treasury Notes, 3.875%, 4/30/30(4)	3,194,000	3,184,767
U.S. Treasury Notes, 4.00%, 5/31/30	126,000,000	126,324,843
U.S. Treasury Notes, 4.125%, 5/31/32	15,000,000	14,995,313
TOTAL U.S. TREASURY SECURITIES (Cost $172,458,364)		172,857,684
PREFERRED SECURITIES — 2.8%
Banks — 0.9%
Bank of America Corp., 6.25%	6,845,000	6,838,565
Citigroup, Inc., 6.875%	4,730,000	4,782,030
Citigroup, Inc., 3.875%	5,515,000	5,463,952

Citizens Financial Group, Inc., 5.65%	6,018,000	6,017,868
Fifth Third Bancorp, 4.50%	2,490,000	2,485,746
M&T Bank Corp., 5.125%	163,000	161,606
		25,749,767
Capital Markets — 0.2%
Charles Schwab Corp., 4.00%	7,629,000	7,529,876
Consumer Finance — 0.3%
American Express Co., 3.55%	9,335,000	9,147,201
Diversified Telecommunication Services — 0.1%
Telefonica Europe BV, 2.88%	2,000,000	2,250,801
Electric Utilities — 0.2%
Edison International, 5.00%	4,537,000	4,001,777
Edison International, 5.375%	1,602,000	1,527,318
		5,529,095
Multi-Utilities — 0.2%
Sempra, 4.875%	6,393,000	6,378,816
Oil, Gas and Consumable Fuels — 0.5%
BP Capital Markets PLC, 4.375%	3,500,000	3,503,640
Energy Transfer LP, 6.50%	7,197,000	7,228,724
Eni SpA, 3.375%	3,700,000	4,164,843
		14,897,207
Trading Companies and Distributors — 0.4%
Air Lease Corp., 4.65%	2,080,000	2,059,862
Aircastle Ltd., 5.25%(1)	10,544,000	10,497,390
		12,557,252
TOTAL PREFERRED SECURITIES (Cost $82,930,611)		84,040,015
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.0%
Bank, Series 2018-BN15, Class D, 3.00%, 11/15/61(1)	2,505,000	2,001,541
BBCMS Mortgage Trust, Series 2019-C3, Class D, 3.00%, 5/15/52(1)	3,000,000	2,319,388
BBCMS Mortgage Trust, Series 2019-C4, Class D, 3.25%, 8/15/52(1)	3,359,000	2,047,655
BBCMS Mortgage Trust, Series 2024-5C27, Class AS, SEQ, VRN, 6.41%, 7/15/57	10,991,000	11,474,553
Benchmark Mortgage Trust, Series 2019-B13, Class D, 2.50%, 8/15/57(1)	2,514,000	1,438,526
Benchmark Mortgage Trust, Series 2020-B16, Class D, 2.50%, 2/15/53(1)	5,544,000	4,084,030
Benchmark Mortgage Trust, Series 2021-B31, Class D, 2.25%, 12/15/54(1)	2,618,000	1,728,763
GS Mortgage Securities Trust, Series 2019-GC42, Class D, 2.80%, 9/10/52(1)	5,175,784	3,706,061
GS Mortgage Securities Trust, Series 2019-GSA1, Class E, 2.80%, 11/10/52(1)	5,990,000	4,631,154
Morgan Stanley Capital I Trust, Series 2018-H3, Class D, 3.00%, 7/15/51(1)	2,392,000	1,993,681
Morgan Stanley Capital I Trust, Series 2018-L1, Class D, 3.00%, 10/15/51(1)	4,192,000	3,432,046
ONNI Commerical Mortgage Trust, Series 2024-APT, Class A, SEQ, VRN, 5.57%, 7/15/39(1)	11,242,000	11,465,395
UBS Commercial Mortgage Trust, Series 2018-C15, Class D, VRN, 5.14%, 12/15/51(1)	2,008,000	1,809,989
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, SEQ, VRN, 5.94%, 3/15/40(1)	4,250,000	4,263,477
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class D, VRN, 2.60%, 11/15/50(1)	2,067,000	1,704,134
Wells Fargo Commercial Mortgage Trust, Series 2020-C55, Class D, 2.50%, 2/15/53(1)	2,458,000	1,616,082
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $57,496,790)		59,716,475
ASSET-BACKED SECURITIES — 2.0%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, SEQ, 1.94%, 8/15/46(1)	2,600,000	2,514,613
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(1)	3,226,478	3,019,035
Capital Automotive REIT, Series 2024-2A, Class A2, SEQ, 5.25%, 5/15/54(1)	6,774,740	6,706,376
Cologix Data Centers U.S. Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.30%, 12/26/51(1)	1,746,000	1,688,115
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, SEQ, 4.50%, 5/20/49(1)	6,300,000	6,129,608
Diamond Resorts Owner Trust, Series 2021-1A, Class B, 2.05%, 11/21/33(1)	761,653	759,921
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 8/17/37(1)	4,057,000	4,036,952
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)	8,675,000	8,382,054

Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	1,077,982	986,899
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)	12,500,000	9,890,484
SEB Funding LLC, Series 2024-1A, Class A2, SEQ, 7.39%, 4/30/54(1)	5,800,000	5,910,776
Sierra Timeshare Receivables Funding LLC, Series 2021-8, Class D, 3.17%, 11/20/37(1)	295,784	291,832
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, SEQ, 1.88%, 3/26/46(1)	3,634,000	3,556,409
Switch ABS Issuer LLC, Series 2024-2A, Class A2, SEQ, 5.44%, 6/25/54(1)	4,800,000	4,804,332
TOTAL ASSET-BACKED SECURITIES (Cost $57,844,688)		58,677,406
COLLATERALIZED LOAN OBLIGATIONS — 1.9%
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 5.81%, (1-month SOFR plus 1.46%), 11/15/36(1)	2,661,683	2,663,552
Cerberus Loan Funding XXXIX LP, Series 2022-3A, Class AR, VRN, 5.72%, (3-month SOFR plus 1.40%), 1/15/33(1)	4,332,704	4,345,176
Dryden 65 CLO Ltd., Series 2018-65A, Class C, VRN, 6.69%, (3-month SOFR plus 2.36%), 7/18/30(1)	6,800,000	6,828,008
Elmwood CLO 24 Ltd., Series 2023-3A, Class CR, VRN, 6.07%, (3-month SOFR plus 1.75%), 1/17/38(1)	7,625,000	7,638,020
KKR CLO 18 Ltd., Series 2018, Class CR, VRN, 6.69%, (3-month SOFR plus 2.36%), 7/18/30(1)	2,975,000	2,987,329
LoanCore Issuer Ltd., Series 2021-CRE5, Class AS, VRN, 6.21%, (1-month SOFR plus 1.86%), 7/15/36(1)	4,999,500	5,000,046
Magnetite XLI Ltd., Series 2024-41A, Class C, VRN, 6.10%, (3-month SOFR plus 1.78%), 1/25/38(1)	3,525,000	3,531,044
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 6.68%, (3-month SOFR plus 2.36%), 1/25/32(1)	5,200,000	5,219,338
Magnetite XXVIII Ltd., Series 2020-28A, Class CRR, VRN, 6.07%, (3-month SOFR plus 1.75%), 1/15/38(1)	7,975,000	7,987,917
MF1 Ltd., Series 2020-FL4, Class A, VRN, 6.16%, (1-month SOFR plus 1.81%), 12/15/35(1)	1,151,982	1,152,847
Mountain View CLO LLC, Series 2017-2A, Class B, VRN, 6.28%, (3-month SOFR plus 1.96%), 1/16/31(1)	2,363,711	2,370,597
Reese Park CLO Ltd., Series 2020-1A, Class CRR, VRN, 6.22%, (3-month SOFR plus 1.90%), 1/15/38(1)	8,100,000	8,111,854
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $57,277,919)		57,835,728
MUNICIPAL SECURITIES — 0.4%
California State University Rev., 2.98%, 11/1/51	825,000	547,374
Commonwealth of Massachusetts GO, 2.66%, 9/1/39	243,243	201,012
Escambia County Health Facilities Authority Rev., (Baptist Hospital, Inc. Obligated Group), 3.61%, 8/15/40 (AG)	725,000	578,142
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	2,125,000	1,837,829
Los Angeles Community College District GO, 6.75%, 8/1/49	800,000	871,506
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	255,000	273,378
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	1,600,000	1,179,215
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	275,000	279,056
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	270,000	308,897
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	830,000	596,117
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	450,000	412,740
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	450,000	282,987
State of California GO, 4.60%, 4/1/28, Prerefunded at 100% of Par(5)	120,000	121,399
State of California GO, 7.60%, 11/1/40	20,000	24,034
Sumter Landing Community Development District Rev., 5.57%, 10/1/40 (AG)	470,000	476,558
Sumter Landing Community Development District Rev., 5.74%, 10/1/45 (AG)	710,000	710,642
Sumter Landing Community Development District Rev., 5.82%, 10/1/54 (AG)	1,295,000	1,292,787
Texas Natural Gas Securitization Finance Corp. Rev., SEQ, 5.17%, 4/1/41	230,000	233,200
United Nations Development Corp. Rev., (City of New York), Series A, 6.54%, 8/1/55	455,000	473,898
University of California Rev., 3.07%, 5/15/51	670,000	432,786
TOTAL MUNICIPAL SECURITIES (Cost $13,208,743)		11,133,557
U.S. GOVERNMENT AGENCY SECURITIES — 0.1%
FHLMC, 6.25%, 7/15/32 (Cost $2,483,979)	2,000,000	2,255,476
BANK LOAN OBLIGATIONS(6) — 0.1%
Aerospace and Defense — 0.1%
TransDigm, Inc., 2024 Term Loan I, 7.05%, (3-month SOFR plus 2.75%), 8/24/28 (Cost $1,823,327)	1,814,221	1,822,902
SHORT-TERM INVESTMENTS — 6.2%
Commercial Paper(7) — 6.2%
Hqla Funding LLC, 4.48%, 8/1/25 (LOC: Credit Agricole Corporate & Investment Bank)(1)	35,668,000	35,663,659

Lion Bay Funding LLC, 4.44%, 8/1/25(1)	25,000,000	24,996,998
Mainbeach Funding LLC, 4.45%, 8/1/25(1)	66,450,000	66,442,020
Overwatch Alpha Funding LLC, 4.45%, 8/1/25(1)	57,650,000	57,643,059
		184,745,736
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class(8)	1,352,411	1,352,411
TOTAL SHORT-TERM INVESTMENTS (Cost $186,120,411)		186,098,147
TOTAL INVESTMENT SECURITIES — 105.3% (Cost $3,187,374,010)		3,143,663,099
OTHER ASSETS AND LIABILITIES — (5.3)%		(158,552,007)
TOTAL NET ASSETS — 100.0%		$2,985,111,092

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	17,290,183	USD	11,310,551	Bank of America NA	9/17/25	$(190,099)
AUD	19,066,000	USD	12,393,386	Morgan Stanley & Co. LLC	9/17/25	(130,789)
USD	49,872,081	AUD	76,270,183	Citibank NA	9/17/25	817,717
USD	37,141,788	CAD	50,345,147	Citibank NA	9/17/25	723,759
CNY	839,865,212	USD	117,315,996	Morgan Stanley & Co. LLC	8/5/25	(482,367)
USD	3,131,084	CNY	22,357,508	Bank of America NA	8/5/25	20,932
USD	114,448,790	CNY	817,507,704	JPMorgan Chase Bank NA	8/5/25	725,314
USD	113,448,130	CNY	811,834,819	Morgan Stanley & Co. LLC	9/4/25	23,775
USD	3,334,206	COP	14,045,644,094	Bank of America NA	9/17/25	(6,633)
USD	2,250,349	COP	9,506,599,909	Citibank NA	9/17/25	(10,852)
USD	6,065,784	CZK	131,234,849	Goldman Sachs & Co. LLC	9/17/25	(34,511)
USD	4,999,725	DKK	31,911,039	Citibank NA	9/17/25	104,501
EUR	1,761,116	USD	2,040,388	Bank of America NA	9/17/25	(24,742)
EUR	1,507,391	USD	1,772,869	Bank of America NA	9/17/25	(47,618)
EUR	8,329,434	USD	9,537,792	Goldman Sachs & Co. LLC	9/17/25	(4,523)
EUR	18,782,208	USD	21,929,093	Morgan Stanley & Co. LLC	9/17/25	(432,336)
EUR	880,368	USD	1,025,884	Morgan Stanley & Co. LLC	9/17/25	(18,279)
EUR	21,646	USD	25,317	Morgan Stanley & Co. LLC	9/17/25	(543)
USD	474,986	EUR	410,216	Bank of America NA	9/17/25	5,482
USD	4,297,607	EUR	3,631,964	Citibank NA	9/17/25	140,724
USD	2,304,448	EUR	1,961,855	Citibank NA	9/17/25	59,050
USD	38,128	EUR	32,535	Citibank NA	9/17/25	890
USD	360,431,728	EUR	308,903,425	Morgan Stanley & Co. LLC	9/17/25	6,883,190
GBP	30,025	USD	40,244	Bank of America NA	9/17/25	(575)
GBP	71,228	USD	95,514	Citibank NA	9/17/25	(1,407)
GBP	2,297,720	USD	3,125,420	JPMorgan Chase Bank NA	9/17/25	(89,635)
GBP	800,000	USD	1,075,469	JPMorgan Chase Bank NA	9/17/25	(18,496)
USD	2,356,053	GBP	1,717,852	Citibank NA	9/17/25	86,399
USD	72,022,947	GBP	52,876,728	Morgan Stanley & Co. LLC	9/17/25	2,161,360
USD	11,165,054	IDR	182,213,688,289	Goldman Sachs & Co. LLC	9/17/25	136,443
USD	1,971,616	ILS	6,884,266	Goldman Sachs & Co. LLC	9/17/25	(55,547)
USD	109,305,319	JPY	15,505,288,565	Morgan Stanley & Co. LLC	9/17/25	5,980,448
USD	3,827,723	JPY	545,124,966	Morgan Stanley & Co. LLC	9/17/25	195,094
USD	1,187,005	JPY	172,827,808	Morgan Stanley & Co. LLC	9/17/25	35,307
USD	1,176,452	JPY	171,399,075	Morgan Stanley & Co. LLC	9/17/25	34,275
USD	7,621,492	MXN	146,730,324	Bank of America NA	9/17/25	(119,783)
USD	8,447,573	MYR	35,577,586	Morgan Stanley & Co. LLC	9/17/25	101,843
USD	7,369,593	NZD	12,053,280	Citibank NA	9/17/25	257,888
USD	30,868,299	NZD	50,805,074	Morgan Stanley & Co. LLC	9/17/25	892,173

USD	3,265,429	PLN	12,191,235	Bank of America NA	9/17/25	14,681
USD	4,390,819	SEK	41,071,724	UBS AG	9/17/25	183,322
USD	3,384,269	SGD	4,299,254	UBS AG	9/17/25	61,871
USD	9,260,029	THB	300,418,304	Citibank NA	9/17/25	35,397
						$18,013,100

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Canadian 10-Year Government Bonds	599	September 2025	$52,101,241	$(463,031)
Euro-BTP 10-Year Bonds	55	September 2025	7,579,619	(41,471)
Euro-Bund 10-Year Bonds	884	September 2025	130,843,997	(1,315,570)
Euro-Buxl 30-Year Bonds	22	September 2025	2,946,988	(127,075)
Euro-OAT 10-Year Bonds	969	September 2025	136,336,830	(1,688,433)
Japanese 10-Year Government Bonds	25	September 2025	22,882,958	(112,898)
Japanese 10-Year Mini Government Bonds	176	September 2025	16,109,602	(77,586)
Korean Treasury 10-Year Bonds	490	September 2025	41,883,905	179,492
U.K. Gilt 10-Year Bonds	1,082	September 2025	131,691,396	1,305,428
U.S. Treasury Ultra Bonds	399	September 2025	46,807,687	656,909
			$589,184,223	$(1,684,235)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Schatz 2-Year Bonds	1,512	September 2025	$184,714,090	$653,186
U.S. Treasury 2-Year Notes	369	September 2025	76,377,235	94,670
U.S. Treasury 10-Year Notes	1,091	September 2025	121,169,187	6,560
U.S. Treasury 10-Year Ultra Notes	219	September 2025	24,764,109	(111,052)
			$407,024,621	$643,364
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date		Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 44	Buy	(5.00)%	6/20/30		$27,000,000	$(1,964,306)	$(143,205)	$(2,107,511)
Markit iTraxx Europe Senior Financial Index Series 42	Sell	1.00%	12/20/29	EUR	52,800,000	943,705	397,261	1,340,966
Markit iTraxx Europe Senior Financial Index Series 43	Sell	1.00%	6/20/30	EUR	40,000,000	576,457	402,431	978,888
						$(444,144)	$656,487	$212,343
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS
Floating Rate Index^	Pay/Receive Floating Rate Index Semiannually	Fixed Rate	Termination Date	Notional Amount		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
6-month BBSW	Pay	4.53%	1/17/35	AUD	10,000	$404	$(201)	$203
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AUD	–	Australian Dollar
BBSW	–	Bank Bill Swap Rates
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
CNY	–	Chinese Yuan
COP	–	Colombian Peso
CZK	–	Czech Koruna
DKK	–	Danish Krone
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GBP	–	British Pound
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
IDR	–	Indonesian Rupiah
ILS	–	Israeli Shekel
JPY	–	Japanese Yen
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
PLN	–	Polish Zloty
RFUCC	–	FTSE USD IBOR Consumer Cash Fallbacks
SEK	–	Swedish Krona
SEQ	–	Sequential Payer
SGD	–	Singapore Dollar
SOFR	–	Secured Overnight Financing Rate
TBA	–
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

THB	–	Thai Baht
UMBS	–	Uniform Mortgage-Backed Securities
USD	–	United States Dollar
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,268,353,933, which represented 42.5% of total net assets.
(2)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $17,140,628.
(5)Escrowed to maturity in U.S. government securities or state and local government securities.
(6)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(7)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(8)Includes securities purchased with cash collateral received at the custodian bank for collateral requirements on forward commitments. At the period end, the aggregate value of cash deposits received was $81,693.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, municipal securities and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$835,362,036	—
U.S. Government Agency Mortgage-Backed Securities	—	560,502,910	—
Sovereign Governments and Agencies	—	550,187,175	—
Collateralized Mortgage Obligations	—	290,279,602	—
Convertible Preferred Securities	—	272,893,986	—
U.S. Treasury Securities	—	172,857,684	—
Preferred Securities	—	84,040,015	—
Commercial Mortgage-Backed Securities	—	59,716,475	—
Asset-Backed Securities	—	58,677,406	—
Collateralized Loan Obligations	—	57,835,728	—
Municipal Securities	—	11,133,557	—
U.S. Government Agency Securities	—	2,255,476	—
Bank Loan Obligations	—	1,822,902	—
Short-Term Investments	$1,352,411	184,745,736	—
	$1,352,411	$3,142,310,688	—
Other Financial Instruments
Futures Contracts	$758,139	$2,138,106	—
Swap Agreements	—	2,320,057	—
Forward Foreign Currency Exchange Contracts	—	19,681,835	—
	$758,139	$24,139,998	—

Liabilities
Other Financial Instruments
Futures Contracts	$111,052	$3,826,064	—
Swap Agreements	—	2,107,511	—
Forward Foreign Currency Exchange Contracts	—	1,668,735	—
	$111,052	$7,602,310	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.